Quarterly Holdings Report
for

Fidelity Freedom® Blend 2025 Fund

December 31, 2020

FBF-Y25-QTLY-0221
1.9892468.102

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,226,251	$70,874,227
Fidelity Series Commodity Strategy Fund (a)	6,062,426	27,826,537
Fidelity Series Large Cap Growth Index Fund (a)	2,909,500	45,475,491
Fidelity Series Large Cap Stock Fund (a)	3,054,330	50,243,725
Fidelity Series Large Cap Value Index Fund (a)	7,285,285	96,238,614
Fidelity Series Small Cap Opportunities Fund (a)	1,490,982	23,900,444
Fidelity Series Value Discovery Fund (a)	2,489,519	35,674,806
TOTAL DOMESTIC EQUITY FUNDS
(Cost $301,571,279)		350,233,844

International Equity Funds - 27.8%
Fidelity Series Canada Fund (a)	1,381,184	15,952,677
Fidelity Series Emerging Markets Fund (a)	1,177,691	13,355,022
Fidelity Series Emerging Markets Opportunities Fund (a)	4,697,673	117,253,908
Fidelity Series International Growth Fund (a)	2,351,503	41,809,722
Fidelity Series International Index Fund (a)	1,539,938	17,385,906
Fidelity Series International Small Cap Fund (a)	754,697	15,493,922
Fidelity Series International Value Fund (a)	4,117,856	41,549,165
Fidelity Series Overseas Fund (a)	3,356,501	41,620,612
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $244,566,550)		304,420,934

Bond Funds - 34.1%
Fidelity Series Corporate Bond Fund (a)	5,099,661	58,340,120
Fidelity Series Emerging Markets Debt Fund (a)	670,455	6,396,140
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	194,523	2,104,740
Fidelity Series Floating Rate High Income Fund (a)	154,865	1,407,720
Fidelity Series Government Bond Index Fund (a)	6,309,371	69,087,617
Fidelity Series High Income Fund (a)	775,298	7,334,323
Fidelity Series Inflation-Protected Bond Index Fund (a)	6,456,850	69,282,004
Fidelity Series Investment Grade Bond Fund (a)	6,476,300	77,197,500
Fidelity Series Investment Grade Securitized Fund (a)	5,029,187	52,605,299
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,750,997	25,226,642
Fidelity Series Real Estate Income Fund (a)	426,177	4,474,856
TOTAL BOND FUNDS
(Cost $359,133,507)		373,456,961

Short-Term Funds - 6.1%
Fidelity Cash Central Fund 0.11% (b)	1,542	1,542
Fidelity Series Government Money Market Fund 0.13% (a)(c)	20,141,426	20,141,426
Fidelity Series Short-Term Credit Fund (a)	842,572	8,627,936
Fidelity Series Treasury Bill Index Fund (a)	3,792,911	37,929,114
TOTAL SHORT-TERM FUNDS
(Cost $66,519,460)		66,700,018
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $971,790,796)		1,094,811,757
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,233
NET ASSETS - 100%		$1,094,814,990

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$39,276,904	$41,329,600	$24,834,636	$22,458,603	$2,557,946	$12,544,413	$70,874,227
Fidelity Series Canada Fund	10,389,447	4,517,276	3,468,533	337,772	(165,208)	4,679,695	15,952,677
Fidelity Series Commodity Strategy Fund	23,200,992	7,229,355	8,134,095	116,704	(791,628)	6,321,913	27,826,537
Fidelity Series Corporate Bond Fund	31,642,886	27,548,392	5,525,936	1,606,327	43,763	4,631,015	58,340,120
Fidelity Series Emerging Markets Debt Fund	4,287,511	1,469,080	264,293	219,027	2,196	901,646	6,396,140
Fidelity Series Emerging Markets Debt Local Currency Fund	--	1,983,685	18,200	12,194	63	139,192	2,104,740
Fidelity Series Emerging Markets Fund	5,717,669	4,446,465	1,616,957	186,124	36,207	4,771,638	13,355,022
Fidelity Series Emerging Markets Opportunities Fund	54,494,556	40,234,083	20,158,878	3,489,682	928,548	41,755,599	117,253,908
Fidelity Series Floating Rate High Income Fund	980,429	345,980	63,943	43,513	686	144,568	1,407,720
Fidelity Series Government Bond Index Fund	48,924,364	30,709,375	8,698,625	1,573,916	(7,480)	(1,840,017)	69,087,617
Fidelity Series Government Money Market Fund 0.13%	11,100,027	32,532,833	23,491,434	20,152	--	--	20,141,426
Fidelity Series High Income Fund	4,974,465	1,839,918	318,623	282,554	3,610	834,953	7,334,323
Fidelity Series Inflation-Protected Bond Index Fund	43,423,368	27,067,717	4,534,634	877,201	27,269	3,298,284	69,282,004
Fidelity Series International Growth Fund	30,898,510	18,193,384	14,664,821	5,974,829	350,056	7,032,593	41,809,722
Fidelity Series International Index Fund	11,486,700	4,717,915	3,649,012	333,902	(24,772)	4,855,075	17,385,906
Fidelity Series International Small Cap Fund	9,110,460	2,939,080	1,867,970	128,342	134,986	5,177,366	15,493,922
Fidelity Series International Value Fund	29,741,178	12,240,819	13,361,418	1,169,038	155,138	12,773,448	41,549,165
Fidelity Series Investment Grade Bond Fund	47,202,122	35,933,488	7,481,868	3,814,314	267	1,543,491	77,197,500
Fidelity Series Investment Grade Securitized Fund	33,309,800	24,496,291	4,738,431	1,316,496	3,294	(465,655)	52,605,299
Fidelity Series Large Cap Growth Index Fund	29,317,674	12,239,834	13,571,562	1,360,588	1,317,155	16,172,390	45,475,491
Fidelity Series Large Cap Stock Fund	30,402,665	15,716,539	8,981,900	2,671,849	316,065	12,790,356	50,243,725
Fidelity Series Large Cap Value Index Fund	56,512,480	29,961,137	14,679,457	1,913,367	210,709	24,233,745	96,238,614
Fidelity Series Long-Term Treasury Bond Index Fund	17,274,484	14,189,955	2,995,006	2,523,351	189,847	(3,432,638)	25,226,642
Fidelity Series Overseas Fund	29,163,804	13,288,909	14,056,765	477,278	(228,799)	13,453,463	41,620,612
Fidelity Series Real Estate Income Fund	2,704,880	1,202,618	200,371	254,365	1,663	766,066	4,474,856
Fidelity Series Short-Term Credit Fund	8,171,855	157,913	--	158,342	--	298,168	8,627,936
Fidelity Series Small Cap Opportunities Fund	15,075,941	5,883,450	6,326,443	506,092	251,127	9,016,369	23,900,444
Fidelity Series Treasury Bill Index Fund	37,333,959	792,875	46,628	181,837	(72)	(151,020)	37,929,114
Fidelity Series Value Discovery Fund	17,686,922	12,415,938	4,028,932	731,854	230,562	9,370,316	35,674,806
Total	$683,806,052	$425,623,904	$211,779,371	$54,739,613	$5,543,198	$191,616,432	$1,094,810,215

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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